Commitments (Tables)	15 Months Ended
Mar. 29, 2014
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2014	$296,579
2015	209,539
2016	209,539
2017	209,539
2018	209,539
Total	$1,134,735